INTEREST-BEARING BORROWINGS (Details 4) - Long-term - CNY (¥)		Dec. 31, 2018	Dec. 31, 2017
Assets Sold under Agreements to Repurchase [Line Items]
2019		¥ 43,782,203
2020		5,945,985,684
2021		244,429,800
2022		0
2023		291,705,438
Thereafter		105,252,319
Long-term Debt		6,631,155,444
Investors of consolidated VIEs
Assets Sold under Agreements to Repurchase [Line Items]
2019		0
2020		5,914,569,684
2021		236,909,800
2022		0
2023		291,705,438
Thereafter		105,252,319
Long-term Debt	[1]	6,548,437,241	¥ 3,380,980,000
Senior tranche of trust plan which invests in the Group's loans portfolio
Assets Sold under Agreements to Repurchase [Line Items]
2019		43,782,203
2020		31,416,000
2021		7,520,000
2022		0
2023		0
Thereafter		0
Long-term Debt	[2]	¥ 82,718,203	¥ 131,263,590

[1]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payables in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates of the structured entities based on the related terms of those consolidated structured funds.
[2]	As of December 31, 2018, the borrowings from senior tranche of trust plan which invests in the Group's loans portfolio are the capitals from senior tranche holders of No.1 Wukuang Trust Yangguang Fanhua Plan with principal RMB82.72 million, bearing interest at 10.24% per year.